FINANCE LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FINANCE LEASES (Tables)
Schedule of net book value of finance lease
Assets	Sep 30, 2020
Leased equipment under finance lease,	$96,669
less accumulated amortization	(91,889)
Net	$4,780
Liabilities	Sep 30, 2020
Obligations under finance lease (current)	$28,393
Obligations under finance lease (noncurrent)	14,505
Total	$42,898

Assets	December 31, 2019
Leased equipment under finance lease,	$96,669
less accumulated amortization	(67,787)
Net	$28,882
Liabilities	December 31, 2019
Obligations under finance lease (current)	$30,681
Obligations under finance lease (noncurrent)	25,976
Total	$56,657

Schedule of reconciliation of leases to the financial
Finance Leases
Leased asset balance	$4,780
Liability balance	42,898
Cash flow (operating)	-
Cash flow (financing)	-
Interest expense	$2,789

Finance Leases
Leased asset balance	$21,679
Liability balance	$56,657
Cash flow (operating)	$—
Cash flow (financing)	$6,611
Interest expense	$11,794

Schedule of future minimum lease payments
Years ended December 31	Finance Leases
2020	18,278
2021	15,726
2022	11,860
Thereafter	-
Total	45,864
Less: Imputed Interest	(2,966)
Total Liability	42,898

Years ended December 31	Finance Leases

2020	35,010
2021	15,726
2022	11,860
Thereafter	-
Total	62,596
Less: Imputed Interest	(5,939)
Total Liability	56,657

Schedule of information related to leases
Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	1.49 years	16%

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	2.03 years	16%